Related party transactions (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Proceeds from sale of long-term investment | $	$ 0		$ 0		$ 148,000
Blue Sky
Proceeds from sale of long-term investment | $	$ 148,000
ZHEJIANG TIANLAN | Engineering Service
Investment | ¥				¥ 273,000
Remuneration | ¥		¥ 1,083,000		¥ 1,209,000